Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Basic earnings per share
Basic earnings per share:
($ in millions, except per share data in $) 2020 2019 2018
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax

294 1,043 1,514
Income from discontinued operations, net of tax

4,852 396 659
Net income

5,146 1,439 2,173
Weighted-average number

of shares outstanding (in millions)
2,111 2,133 2,132
Basic earnings per share attributable

to ABB shareholders:
Income from continuing operations, net of tax

0.14 0.49 0.71
Income from discontinued operations, net of tax

2.30 0.19 0.31
Net income

2.44 0.67 1.02

Diluted earnings per share
Diluted earnings per share:
($ in millions, except per share data in $) 2020 2019 2018
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax

294 1,043 1,514
Income from discontinued operations, net of tax

4,852 396 659
Net income

5,146 1,439 2,173
Weighted-average

number of shares outstanding (in millions)

2,111 2,133 2,132
Effect of dilutive securities:
Call options and shares

8 2 7
Adjusted weighted-average number of shares outstanding

(in millions)
2,119 2,135 2,139
Diluted earnings per share attributable

to ABB shareholders:
Income from continuing operations, net of tax

0.14 0.49 0.71
Income from discontinued operations, net of tax

2.29 0.19 0.31
Net income

2.43 0.67 1.02